Accounts Payable and Accrued Liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Purchase obligation, to be paid, next five fiscal years	$ 79.0
Purchase obligation, due within one year	43.6
Related Party
Related Party Transaction [Line Items]
Payment for freight services	$ 38.0	$ 36.6